Supplementary cash flow information (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details for acquisitions
Assets acquired		€ (2,639,432)	€ (360,375)	€ (758,720)
Liabilities assumed		260,120	21,122	128,552
Noncontrolling interest subject to put provisions		72,151	11,901	68,069
Noncontrolling interests		65,217	45,319	14,293
Non-cash consideration		26,637	28,530	8,851
Cash paid		(2,215,307)	(253,503)	(538,955)
Less cash acquired		55,210	3,538	17,630
Net cash paid for acquisitions		(2,160,097)	(249,965)	(521,325)
Cash paid for investments		(34,602)	(590,199)	(17,999)
Cash paid for intangible assets		(37,972)	(85,103)	(26,370)
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets		(2,232,671)	(925,267)	(565,694)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	[1]	43,317	1,532,724	157,025
Cash received from divestitures of debt securities		16,623	150,172	256,136
Cash received from repayment of loans			79	2,227
Proceeds from divestitures		€ 59,940	1,682,975	€ 415,388
Tax payment of disposal			142,593
Divested of aggregate assets, excluding cash			1,100,315
Divested liabilities			296,857
Noncontrolling interests subject to put provisions divested			469
Divested noncontrolling interests			€ 16,540

[1]	In 2018, cash received from sale of subsidiaries or other businesses, less cash disposed included a cash payment of €142,593 relating to tax payments in connection with the divestiture of Sound.